S000000698 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000® Index (reflects no deduction for expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.15%	13.15%	14.29%
Russell 2000® Index (reflects no deduction for expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	12.81%	6.09%	9.62%
Clearwater Select Equity Fund
Prospectus [Line Items]
Average Annual Return, Percent	4.14%	3.68%	7.19%
Clearwater Select Equity Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	3.92%	2.81%	5.78%
Clearwater Select Equity Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	2.61%	2.68%	5.41%